LEASE OBLIGATIONS - Disclosure of changes in lease obligation (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 01, 2023 CAD ($)	Mar. 01, 2023 USD ($)
Lease liabilities [Abstract]
Balance - beginning of period	$ 182,672	$ 246,809
Liability settled	(90,155)	(75,130)	$ (141,049)
Interest expense	8,988	10,993	2,365
Balance - end of the period	101,505	182,672	246,809
Current portion	83,575	79,989
Long-term portion	17,930	102,683
Total lease obligation	$ 101,505	$ 182,672	$ 246,809	$ 335,068	$ 246,809